                                                    ----------------------------
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                                                    ----------------------------
                                                    OMB Number:        3235-0570
                                                    Expires:    October 31, 2006
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                                                    hours per response..... 19.3
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4915
                                                      --------

                           DNP Select Income Fund Inc.
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 55 East Monroe Street, Chicago, Illinois 60603
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        Nathan I. Partain                         John R. Sagan
        DNP Select Income Fund Inc.               Mayer, Brown, Rowe & Maw
        55 East Monroe Street                     190 South LaSalle Street
        Chicago, Illinois 60603                   Chicago, Illinois  60603

                    (Name and address of agents for service)

Registrant's telephone number, including area code: (312) 368-5510
                                                    --------------

Date of fiscal year end: December 31
                         -----------

Date of reporting period: December 31, 2003
                          -----------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

          The Annual Report to Stockholders follows.

Dear Fellow Shareholders:

Performance Review: We are pleased to report that your Fund had a total return (market price change plus income) of 19.8% for the year ended December 31, 2003. In comparison, the S&P Utilities Index had a total return of 26.2%. A composite of the S&P Utilities Index and the Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund, had a total return of 21.9%.

On a longer-term basis, your Fund had a 3-year cumulative total return of 32.1%. In comparison, the S&P Utilities Index had a total return of -38.5% while a composite of the S&P Utilities Index and the Lehman Utility Bond Index had a total return of -27.1%.

Consistent with its primary objective of current income, the Fund declared twelve monthly 6.5 cent per share dividends during 2003. The Fund also declared an extra one and one-half cents per share in the final dividend of the year. This "extra" amount was declared because the Fund's 2003 operating earnings exceeded 78 cents per share and in order to avoid paying a federal excise tax the Fund needed to, and did, distribute essentially 100% of its operating income. This was the twelfth "extra" dividend in the last sixteen years.

The 6.5 cent per share monthly rate, without compounding, would be 78 cents annualized, or a 7.12% common stock dividend yield based on the December 31, 2003 closing price of $10.96 per share. That yield compares favorably with the quarter-end yields of 3.54% on the Dow Jones Utility Index and 3.68% on the S&P Utilities Index.

No "Late Trading" or "Market Timing" in your Fund: Some leading open-end mutual fund companies are under investigation or have entered into settlements with federal securities regulators for allegedly participating in schemes which resulted in the dilution of the value of their mutual funds to the detriment of long-term shareholders. The investigation has largely focused on techniques known as "late trading" and "market timing."

Late trading and market timing schemes are only relevant to open-end mutual funds. Investors in closed-end funds such as DNP are not subject to that kind of manipulation. The shares of a closed-end fund are continuously valued on public stock exchanges during the trading day, and even after the domestic markets close, potential buyers must still pay the price at which an informed person is willing to sell.

Industry Reviews: Every year, the Fund's analysts present to the Board a review of key factors affecting their industries and the companies in which the Fund invests. Following is a brief summary of this year's presentations.

REITs Add Value: Last year was the 10/th/ year REIT stocks have been included in the Fund's portfolio. REIT yields are currently among the highest in the stock market. The National Association of Real Estate Investment Trusts Equity Index (NAREIT) finished the year with a yield of 5.5%. For the last ten years, more than 60% of the return from the NAREIT Equity Index has been generated from income. We believe this trend will continue in the future.

REITs also provide an opportunity to diversify the Fund's portfolio and reduce risk. Studies published by Ibbotson Associates indicate that REITs can provide meaningful diversification benefits in portfolios. The Fund's REIT holdings are diversified across many of the 13 different property types that make up the REIT sector. At any given time some property types may demonstrate absolute or relative operating strength while others demonstrate absolute or relative weakness. Examples today would include the strength in regional malls and shopping centers versus the weakness in office and apartment properties. Our REIT holdings are weighted to reflect the opportunity in the stronger property types. We continue to like the attributes REITs bring to the Fund's portfolio.

Telecommunications--An Industry Still in Transition: While the telecommunications industry has been through a bit of a rough patch the last four years, there was a measure of stability in 2003. Balance sheet problems caused by heavy investment in new technologies have been largely resolved, leading to increased returns to shareholders in the form of dividends and share buybacks. In addition, operating fundamentals in the local wireline sector are showing stabilization.

One reason for this stabilization in the operating results of local telephone incumbents is the practice of bundling. As regulators have allowed the regional Bell companies to enter the long distance market, the ability to offer a "bundle" of products has been a necessary counter to competitors. The most commonly bundled services include local telephone service, long distance telephone service, and broadband Internet access, generally all on one bill, which is very popular with consumers. However, there is a downside to bundling. Price discounts associated with bundles, together with higher marketing costs to sell them, have hurt profit margins. We anticipate some margin recovery, but given the significant change in the industry landscape over the past four years, we believe that margins will remain at lower than historic levels for the foreseeable future.

The wireless sector of the telecommunications industry is undergoing its own transition. Last year was a banner year for subscriber growth and market penetration, and we expect growth to continue in 2004. In addition, data and "push-to-talk" features are becoming more widely available and helping the market grow. Consolidation, which has long been expected, may finally arrive this year, which could benefit firms in the sector if the number of competitors is reduced. Further, wireless number portability was introduced late in 2003, allowing customers to keep their wireless telephone numbers yet switch providers. While the actual volume of switching carriers has been lower than was predicted in the media, we expect switching activity to build over the course of 2004.

Clearly, the telecommunication industry continues to experience a major transformation. Regulation, industry structure, competitive threats, both new and old, and the lack of a recovery in telecom demand will make 2004 yet another year of transition for the industry. Strict financial discipline in the form of productivity improvements and capital spending controls will be keys to any successful corporate strategy. We remain confident in our holdings of financially strong incumbent local telecommunications companies and are encouraged by their managements' actions to return value to shareholders in the form of increased dividends.

Premium Gas: The price of natural gas dominated energy headlines in 2003. Energy prices in general were high, but concerns about the ability of natural gas supply to meet demand raised consumer concerns. As a result, gas prices were quite volatile during the year, first declining sharply during the summer as winter stocks were replenished and then jumping as the heating season began. Even a warmer than normal start to the heating season did not do much to relieve pressures on the price of natural gas.

Over the longer term, new supply sources will develop, such as expanded domestic liquified natural gas facilities. However, new sources typically take years to significantly increase total supply. In the meantime, we expect gas prices to experience continued volatility, as production from existing wells wanes and additional supply is more difficult (and expensive) to come by.

A number of natural gas pipeline companies that had impaired their financial strength in 2001 and 2002 as a result of their unsuccessful efforts to become national energy merchants experienced superb price performance in 2003 as a result of refocusing on their basic business. The stock price of one company, for example, soared over 250% in 2003 after losing almost 90% in 2002, but was still down over 68% over the last 5 years. The performance of these companies boosted the S&P Utilities Index in 2003, and a major reason why your Fund lagged the index in 2003 is that we tend not to invest in these companies. Because many of these companies are high-risk and pay little or no dividends, they are not appropriate investments for your Fund. Your Fund continues to focus on low-risk companies with stable growth rates that we believe will be able to maintain or grow their dividends annually. That is why your Fund significantly outperformed the S&P Utilities Index on a 3-year cumulative total return basis.

Electrics on the Road to Recovery: The year 2003 was the first since 1999 that electric industry news was not dominated by negative headlines. The electric industry has endured the California energy crisis, energy marketing and trading scandals, accounting investigations and credit rating and liquidity crises. Leading the way to recovery has been a general shift by managements to "back-to-basics" strategies. Many companies are once again primarily focusing on their core regulated utility business. Non-core operations such as merchant generating plants, international investments, marketing and trading activities and telecom ventures are being shut down, walked away from or sold. Business plans related to evolving national competitive electricity markets have been significantly reduced. We expect that state agencies and regional issues will once again play a dominant role in utility regulation. The credit crisis of 2002 provided the impetus to repair over-leveraged balance sheets. Nearly $25 billion of utility equity was issued during 2002 and 2003. We expect that the financial recovery in the electric sector will continue through 2004.

One of the biggest disappointments of last year was Congress's failure to pass the Energy Bill. The electric component of the bill contained some positive measures that would have spurred needed investment in the nation's transmission system and improved its reliability. The August 14, 2003 blackout highlighted the need for such investment. Given that 2004 is an election year, we think it is unlikely that there will be passage of a bill containing comprehensive energy legislation this year. In terms of electric reliability, there has been some talk about single-issue legislation. In any case, we expect to see an increased focus on electricity reliability issues by the Federal Energy Regulatory Commission and by state regulatory agencies.

Electric companies have long been among the highest dividend paying companies in the S&P 500. The newly reduced tax rates on dividends, coupled with utility "back-to-basics" strategies, have resulted in renewed emphasis on dividend payouts by electric company managements. We see fewer electric companies projecting 10% or higher earnings growth but no dividend growth. Increasingly, companies are targeting modest earnings growth and dividend growth. We view this trend as good for the sector and good for your Fund. Our electric holdings are weighted toward those companies that are committed to dividend payments and dividend growth.

Board of Directors Meeting: At the December 2003 Board of Directors' meeting, the Board declared the following monthly dividends:

                    Cents Per Share Record Date Payable Date
                    --------------- ----------- ------------
                    8.0             December 31 January 12
                    6.5             January 30  February 10
                    6.5             February 27 March 10

At the regular February 2004 Board of Directors' meeting, the Board declared the following monthly dividends:

                    Cents Per Share Record Date Payable Date
                    --------------- ----------- ------------
                    6.5             March 31    April 12
                    6.5             April 30    May 10
                    6.5             May 28      June 10

Dividends and Taxes: At the February 2004 Board Meeting, the Board reviewed the Fund's dividend policy and reaffirmed the current 6.5 cents per share per month distribution rate.

The Tax Relief Reconciliation Act of 2003 lowered the income tax rates on qualifying dividends and long-term capital gains. In general, qualifying dividend income is defined as dividends of U.S. corporations and qualified foreign corporations, with the exception of certain types of preferred stock and REITs, and subject to a holding period requirement. Your Fund has a significant commitment to bonds, REITs, and preferred stocks, but is able to pass through to shareholders the tax treatment for all dividends that do qualify, and expects that qualifying dividends will constitute a growing proportion of its dividends in the future.

When the Board first increased the Fund's monthly dividend rate to 6.5 cents from 6.0 cents in 1997, it recognized that a portion of the dividend in future years might result in a return of capital to shareholders if the distributions exceeded the current earnings of the Fund. To date that has not occurred. However, since interest rates are at or near 40-year lows and utility common stock dividends are well below their long-term average, it remains possible that the Fund's dividend distribution in the future may include a portion of a return of capital.

The actual determination of the characterization of all Fund distributions (specifying which portion is ordinary income, qualifying dividend income, short or long term capital gains or return of capital, as the case may be) is made at each year-end and is reported to shareholders on Form 1099-DIV, which is mailed every year in late January.

Automatic Dividend Reinvestment Plan and Direct Deposit Service--The Fund has a dividend reinvestment plan available as a benefit to all registered shareholders. Currently, and as long as the market price of the common stock of the Fund exceeds or is equal to the net asset value per share, new shares for the dividend reinvestment program are issued at the greater of either net asset value or 95% of the market price. For example, as of the February 10, 2004 dividend payment date, the 5% dividend reinvestment discount was 55.3 cents per share. If the market price per share of common stock is below the net asset value per share, shares are purchased in the open market at prevailing market prices, plus any brokerage commissions paid by The Bank of New York.

Those shareholders whose shares are held for them by a brokerage house or nominee in "street-name" may not participate in the Fund's automatic dividend reinvestment plan. For such shareholders desiring automatic dividend reinvestment, we suggest you contact your broker or other nominee.

As an added service, without cost to the shareholder, the Fund offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly dividend check. This service is offered through The Bank of New York. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York (1-877-381-2537 or http://stock.bankofny.com).

Visit us on the Web--You can obtain the most recent shareholder financial report and dividend information at our web site, http://www.dnpselectincome.com.

We appreciate your interest in DNP Select Income Fund Inc., and we will continue to do our best to be of service to you.

/s/ Claire V. Hansen
                                          /s/ Nathan I. Partain

Claire V. Hansen, CFA
                                          Nathan I. Partain, CFA
Chairman
                                          President and Chief
                                          Executive Officer

                        REPORT OF INDEPENDENT AUDITORS

To the Stockholders and Board of Directors of DNP Select Income Fund Inc.:

We have audited the accompanying statement of asset and liabilities of DNP Select Income Fund Inc. including the schedule of investments, as of December 31, 2003, and the related statements of operations and cash flows for the year then ended and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three years in the period ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 5, 2002.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DNP Select Income Fund Inc. at December 31, 2003, the results of its operations and its cash flows for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.



Chicago, Illinois
February 9, 2004
                                          /s/ Ernst & Young LLP

                          DNP SELECT INCOME FUND INC.
                            SCHEDULE OF INVESTMENTS
                               December 31, 2003

COMMON STOCKS--83.4%

                                                                  Market
                                                                  Value
    Shares    Company                                            (Note 1)
    --------- -------                                         --------------

              [_] ELECTRIC--47.1%

    1,001,000 Ameren Corp.................................... $   46,046,000
      800,000 Cinergy Corp...................................     31,048,000
    1,000,000 Consolidated Edison Inc........................     43,010,000
      796,000 Dominion Resources Inc.........................     50,808,680
    2,000,000 DQE Inc........................................     36,680,000
    1,000,000 DTE Energy Co..................................     39,400,000
    1,100,000 Energy East Corp...............................     24,640,000
    1,000,000 Exelon Corp....................................     66,360,000
    2,000,000 FirstEnergy Corp...............................     70,400,000
      600,000 FPL Group Inc..................................     39,252,000
    1,080,000 Iberdrola S.A. (Spain).........................     21,346,619
      215,000 National Grid Group PLC ADR....................      7,793,750
      770,000 National Grid Transco PLC (United Kingdom).....      5,506,794
    1,318,600 NSTAR..........................................     63,952,100
    1,375,000 Progress Energy Inc............................     62,232,500
    1,000,000 Public Service Enterprise Group Inc............     43,800,000
      850,000 Scottish & Southern Energy PLC (United Kingdom)     10,225,381
      100,000 Scottish & Southern Energy PLC ADR.............     12,047,760
      368,700 Scottish Power PLC ADR.........................     10,021,266
    2,300,000 Southern Co....................................     69,575,000
    1,500,000 Vectren Corp...................................     36,975,000
      580,500 WPS Resources Corp.............................     26,836,515

                                                              --------------
                                                                 817,957,365

              [_] GAS--7.4%

      926,000 AGL Resources Inc..............................     26,946,600
    1,000,000 Keyspan Corp...................................     36,800,000
      900,000 Peoples Energy Corp............................     37,836,000
    1,000,000 WGL Holdings Inc...............................     27,790,000

                                                              --------------
                                                                 129,372,600

              [_] TELECOMMUNICATION--16.0%

    1,000,000 Alltel Corp....................................     46,580,000
    1,730,000 BellSouth Corp.................................     48,959,000

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2003

                                                             Market
                                                             Value
         Shares    Company                                  (Note 1)
         --------- -------                               --------------
         1,250,000 Chunghwa Telecom Co. Ltd............. $   18,125,000
         1,637,230 SBC Communications Inc...............     42,682,586
           856,250 Telecom Corp. of New Zealand Ltd. ADR     24,189,063
           560,000 Telefonica S.A. ADR..................     24,746,400
         1,068,400 Telstra Corp. Ltd. ADR...............     19,541,036
         1,519,000 Verizon Communications Inc...........     53,286,520

                                                         --------------
                                                            278,109,605

                   [_] NON-UTILITY--12.9%

           181,960 Archstone Smith Trust................      5,091,241
            73,000 Arden Realty Inc.....................      2,214,820
           241,300 Boston Properties Inc................     11,628,247
           271,400 CBL & Associates Properties Inc......     15,334,100
            85,200 Camden Property Trust................      3,774,360
           179,816 Centerpoint Properties Corp..........     13,468,218
           339,300 Chelsea Property Group Inc...........     18,597,033
           163,479 Corporate Office Properties Trust....      3,433,059
           320,300 Developers Diversified Realty Corp...     10,752,471
           160,000 Duke Realty Corp.....................      4,960,000
           145,500 Equity Office Properties Trust.......      4,168,575
           150,000 Equity Residential Properties Trust..      4,426,500
            59,000 Essex Property Trust Inc.............      3,788,980
           600,600 General Growth Properties Inc........     16,666,650
            53,600 Health Care Properties Investors Inc.      2,722,880
           102,344 Healthcare Realty Trust Inc..........      3,658,798
            80,000 Home Properties of New York Inc......      3,231,200
            76,000 Hospitality Properties Trust.........      3,137,280
           193,939 iStar Financial Inc..................      7,544,227
           200,200 The Macerich Co......................      8,908,900
            14,000 Mack-Cali Realty Corp................        582,680
           146,460 Maguire Properties Inc...............      3,558,978
           218,400 Pan Pacific Retail Properties Inc....     10,406,760
           291,480 ProLogis Trust.......................      9,353,593
            50,000 Realty Income Corp...................      2,000,000
           205,800 S.L. Green Realty Corp...............      8,448,090
            60,499 Shurgard Storage Centers Inc. Class A      2,277,787

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2003

                                                                Market
                                                                Value
      Shares    Company                                        (Note 1)
      --------- -------                                     --------------
        281,736 Simon Property Group Inc................... $   13,055,646
        278,240 United Dominion Realty Trust Inc...........      5,342,208
        252,000 Vornado Realty Trust.......................     13,797,000
        168,714 Weingarten Realty Investors................      7,482,466
                                                            --------------
                                                               223,812,747
                                                            --------------
                Total Common Stocks (Cost--$1,299,293,269).  1,449,252,317
                                                            --------------

      PREFERRED STOCKS--17.2%

                [_] UTILITY--17.2%

        200,000 Alltel Corp. 7 3/4% due 5/17/05............      9,940,000
        750,000 Ameren Corp. 9 3/4% due 5/15/05............     22,305,000
      1,200,000 Centurytel Inc. 6 7/8% due 5/15/05.........     32,400,000
        626,200 Cinergy Corp. 9 1/2% due 2/16/05...........     39,888,940
        450,000 Dominion Resources Inc. 9 1/2% due 11/16/04     25,762,500
        986,700 DTE Energy Co. 8 3/4% due 8/16/05..........     25,279,254
        550,000 Duke Energy Corp. 8 1/4% due 5/18/04.......      7,612,000
        223,500 EIX Trust II Series B 8.60% due 10/29/29...      5,685,840
        500,000 FPL Group Inc. 8 1/2% due 2/16/05..........     28,865,000
        412,000 Keyspan Corp. 8 3/4% due 5/16/05...........     22,206,800
        775,000 Oneok Inc. 8 1/2% due 2/16/06..............     23,846,750
        500,000 Sempra Energy 8 1/2% due 5/17/05...........     14,230,000
        172,700 Southern Union Co. 5 3/4% due 8/16/05......     10,206,570
        400,000 TXU Corp. 8 3/4% due 11/16/05..............     13,880,000
        500,000 TXU Corp. 8 1/8% due 5/16/06...............     16,805,000
                                                            --------------
                Total Preferred Stocks (Cost--$290,141,593)    298,913,654
                                                            --------------

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2003


BONDS--37.0%

                                                        Ratings*
                                               --------------------------
                                                                 Standard     Market
                                                                   and        Value
Par Value     Company                            Fitch   Moody's  Poor's     (Note 1)
-----------   -------                          --------- ------- -------- --------------

              [_] ELECTRIC--11.6%
$ 5,500,000   Boston Edison Co.
              7.80%, due 3/15/23.............. AA-        A1       A      $    5,616,342
 18,050,000   Comed Financing II
              8 1/2%, due 1/15/27............. Not Rated  Baa2     BBB        21,165,556
  7,500,000   Commonwealth Edison Co.
              9 7/8%, due 6/15/20............. A-         A3       A-          8,424,503
 24,000,000   Dominion Resources Capital Trust
              7.83%, due 12/01/27............. Not Rated  Baa2     BBB-       26,198,976
  5,000,000   El Paso Electric Co. Series E
              9.40%, due 5/01/11.............. Not Rated  Baa3     BBB-        5,854,485
  5,000,000   Illinois Power Co.
              7 1/2%, due 7/15/25............. CCC+       B3       B           4,975,000
 13,725,000   Niagara Mohawk Power Corp.
              8 7/8%, due 5/15/07............. Not Rated  Baa3     A-         16,104,297
  5,000,000   Progress Energy Inc.
              7 3/4%, due 3/01/31............. BBB-       Baa2     BBB-        5,847,470
  9,000,000   PSEG Power LLC
              8 5/8%, due 4/15/31............. Not Rated  Baa1     BBB        11,633,985
 22,750,000   Puget Capital Trust
              8.231%, due 6/01/27............. Not Rated  Ba1      BB         21,553,464
 25,000,000   Southern California Edison
              8.00%, due 2/15/07.............. BBB-       Baa2     BBB        28,718,750
 13,000,000   Southern Co. Capital Trust II
              8.14%, due 2/15/27.............. Not Rated  Baa1     BBB+       14,648,179
 10,000,000   Virginia Electric & Power Co.
              8 5/8%, due 10/01/24............ Not Rated  A2       A-         19,357,676
 17,700,000   Virginia Electric & Power Co.
              8 1/4%, due 3/01/25............. Not Rated  A2       A-         10,837,500
                                                                          --------------
                                                                             200,936,183

              [_] GAS--4.2%

  5,000,000   KN Energy Inc.
              7 1/4%, due 3/01/28............. BBB        Baa2     BBB         5,579,245

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2003

                                                   Ratings*
                                          --------------------------
                                                            Standard     Market
                                                              and        Value
Par Value     Company                       Fitch   Moody's  Poor's     (Note 1)
-----------   -------                     --------- ------- -------- --------------
$10,000,000   Northern Border Partners LP
              8 7/8%, due 6/15/10........ BBB+       Baa2     BBB+   $   12,054,580
 15,000,000   Panhandle Eastern
              8 5/8%, due 4/15/25........ BBB-       Baa3     BBB        16,241,490
  6,488,000   Southern Union Co.
              7.60%, due 2/01/24......... BBB        Baa3     BBB         7,199,630
  8,850,000   Southern Union Co.
              8 1/4%, due 11/15/29....... BBB        Baa3     BBB        10,642,275
 10,000,000   TE Products Pipeline Co.
              7.51%, due 1/15/28......... Not Rated  Baa3     BBB        11,046,830
  9,000,000   Trans-Canada Pipeline
              9 1/8%, due 4/20/06........ Not Rated  A3       BBB+       10,282,914
                                                                     --------------
                                                                         73,046,964

              [_] TELECOMMUNICATION--8.8%

 15,000,000   AT&T Corporation
              8.35%, due 1/15/25......... BBB        Baa2     BBB        15,889,920
 25,000,000   British Telecom PLC
              8 7/8%, due 12/15/30....... A          Baa1     A-         32,808,150
  5,000,000   Centurytel Inc.
              6 7/8%, due 1/15/28........ BBB+       Baa2     BBB+        5,286,100
 10,000,000   Centurytel Inc.
              8 3/8%, due 10/15/10....... BBB+       Baa2     BBB+       12,151,480
 10,000,000   France Telecom
              7 3/4%, due 3/01/11........ BBB-       Baa3     BBB        12,030,470
 13,250,000   GTE California Inc.
              8.07%, due 4/15/24......... AA         A1       A+         13,965,580
 17,625,000   GTE Corp.
              7.90%, due 2/01/27......... A+         A3       A+         19,392,558
  5,000,000   GTE North Inc., Series C
              7 5/8%, due 5/15/26........ AA         A1       A+          5,325,175
 12,243,000   TCI Communications Inc.
              8.65%, due 9/15/04......... BBB        Baa3     BBB        12,908,309
  4,314,000   Tritel PCS Inc.
              10 3/8%, due 1/15/11....... BBB        Baa2     BBB         5,164,380

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2003

                                                            Ratings*
                                                  ----------------------------
                                                                      Standard     Market
                                                                        and        Value
Par Value     Company                               Fitch    Moody's   Poor's     (Note 1)
-----------   -------                             --------- --------- -------- --------------
$10,500,000   Verizon Global Funding Corp.
              7.75%, due 12/01/30................ A+        A2          A+     $   12,380,225
  5,000,000   Vodaphone Group PLC
              7 7/8%, due 2/15/30................ A         A2          A           6,165,085
                                                                               --------------
                                                                                  153,467,432

              [_] NON-UTILITY--12.4%

#15,000,000   American General Finance Corp.
              1.31%, due 5/28/04................. A+        A1          A+         15,000,000
#50,000,000   Bear Stearns Companies Inc. Master
              Note
              1.15%, due 1/02/04................. A+        A1          A          50,000,000
#25,000,000   Belford U.S. Capital Co. LLC
              1.14%, due 6/18/04................. AAA       Not Rated   AAA        25,015,025
#25,000,000   CIT Group Inc.
              1.90%, due 4/08/04................. A         A2          A          25,045,600
  4,050,000   Continental Cablevision Inc.
              9.50%, due 8/01/13................. Not Rated Baa3        BBB         4,680,273
  8,000,000   Dayton Hudson Corp.
              9 7/8%, due 7/01/20................ A         A2          A+         11,371,272
#25,000,000   Household Finance Corp.
              1.52%, due 5/28/04................. A         A1          A          25,042,850
#10,000,000   Liberty Lighthouse U.S. Capital Co.
              LLC
              1.11%, due 7/15/04................. AAA       Not Rated   AAA        10,005,040
#25,000,000   Morgan Stanley Dean Witter & Co.
              1.40%, Series C, due 5/18/04....... AA-       Aa3         A+         25,042,950
#25,000,000   Salomon Smith Barney Holdings Inc.
              1.52%, Series K, due 5/07/04....... AA+       Aa1         AA-        25,024,075
                                                                               --------------
                                                                                  216,227,085
                                                                               --------------
              Total Bonds (Cost--$616,196,568)................................    643,677,664
                                                                               --------------

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2003

                                                                                              Market
Par Value/                                                                                    Value
Shares          Company                                                                      (Note 1)
-------------   -------                                                                   --------------

U.S. TREASURY OBLIGATION--0.1%
$   2,000,000   U.S. Treasury Bond
                10 3/4%, due 8/15/05..................................................... $    2,292,970
                                                                                          --------------
                Total U.S. Treasury Obligation (Cost--$2,133,972)........................      2,292,970
                                                                                          --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (1)--8.8%

  125,000,000   Federal Home Loan Mortgage Corp.
                9%, due 2/26/04..........................................................    126,479,875
   25,000,000   Federal Home Loan Mortgage Corp.
                9%, due 11/15/13.........................................................     26,590,350
                                                                                          --------------
                Total U.S. Government Agency Obligations (Cost--$154,203,081)............    153,070,225
                                                                                          --------------

MONEY MARKET INSTRUMENTS--18.8%

 #  4,985,853   AIM STIC Liquid Assets Portfolio.........................................      4,985,853
   45,000,000   Citigroup Inc.
                1.04%, due 1/05/04.......................................................     44,994,800
  #50,000,000   Credit Suisse First Boston LLC Repurchase Agreement,
                1.05%, dated 12/31/03, due 1/02/04, collateralized by $290,896 Auburn
                Hills Trust DCX 12 3/8% due 5/01/20; $3,011,814 City National Corp.
                5 1/8% due 2/15/13; $1,092,539 Constellation Energy Group 6.35% due
                4/01/07; $4,562,109 Constellation Energy Group 7.00% due 4/01/12;
                $154,755 Daimler Chrysler N.A. Holdings 6.90% due 9/01/04; $4,019
                ERP Operating LP 5.20% due 4/01/13; $23,888,568 Ford Motor Credit Co.
                5 5/8% due 10/01/08; $7,654,961 Ford Motor Credit Co. 7 3/8% due 2/01/11;
                $2,601,301 General Motors Acceptance Corp. 1.88% due 1/20/04;
                $3,035,021 General Motors Acceptance Corp. 5 1/8% due 5/09/08;
                $1,029 General Motors Acceptance Corp. 6 7/8% due 9/15/11;
                $160,132 ITT Corp. 7.40% due 11/15/25; $1,546,514 Ohio Power Co.
                5 1/2% due 2/15/13; $1,174,380 Sempra Energy 7.95% due 3/01/10 and
                $1,143,750 Transocean Inc. 7 1/2% due 4/15/31............................     50,000,000
  #50,000,000   Deutsche Bank Securities Inc. Repurchase Agreement
                1.06%, dated 12/31/03, due 1/02/04, collateralized by $24,305,745 CSFB
                1998-C2 A2 6.30% CMO due 11/11/30 and $26,694,803 SLMA 2001-1 A2L
                1.31% ABS due 4/25/12....................................................     50,000,000

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                               December 31, 2003

                                                                                                Market
Par Value/                                                                                      Value
Shares         Company                                                                         (Note 1)
------------   -------                                                                      --------------
$ 45,000,000   GE Capital Corp.
               1.00%, due 1/06/04.......................................................... $   44,993,750
# 25,000,000   Goldman Sachs & Co. Inc. Repurchase Agreement, 1.05%, dated 12/30/03, due
               01/02/04, collateralized by $25,500,000 Merrill Lynch & Co.
               2.49% due 5/05/06...........................................................     25,000,000
# 19,140,987   Janus Institutional Cash Reserves Fund......................................     19,140,987
# 25,000,000   Main Street Warehouse Funding
               1.25%, due 01/22/04.........................................................     25,000,000
# 50,000,000   Merrill Lynch Pierce Fenner & Smith Inc. Repurchase Agreement, 1.05%, dated
               12/31/03, due 01/02/04, collateralized by $15,397,175 Daimler Chrysler N.A.
               Holdings 7.40% due 1/20/05; $14,239,745 Whirlpool Corp. 9.10% due 2/01/08;
               $5,283,998 Whirlpool Corp. 8.60% due 5/01/10; and $17,042,049 Zurich Capital
               Trust I 144A 8.37% due 6/01/37..............................................     50,000,000
# 11,820,000   Neptune Funding Corp.
               1.00%, due 01/02/04.........................................................     11,820,000
                                                                                            --------------
               Total Money Market Instruments (Amortized Cost--$325,909,560)...............    325,935,390
                                                                                            --------------
               TOTAL INVESTMENTS (Cost--$2,687,878,043) (165.3%)........................... $2,873,142,220
                                                                                            ==============

--------
 *Bond ratings are not covered by the report of independent auditors.

 #This security was purchased with the cash collateral from securities loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

(1)Obligations of U.S. Government sponsored entities are not issued or guaranteed by the United States Treasury.

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2003


ASSETS:
Investments at market value:
 Common stocks (cost $1,299,293,269)....................................................... $1,449,252,317
 Preferred stocks (cost $290,141,593)......................................................    298,913,654
 Bonds (cost $616,196,568).................................................................    643,677,664
 U.S. Treasury obligation (cost $2,133,972)................................................      2,292,970
 U.S. government agency obligations (cost $154,203,081)....................................    153,070,225
 Money market instruments (amortized cost $325,909,560)....................................    325,935,390
                                                                                            --------------
   Total investments at value (cost--$2,687,878,043) including $420,347,640 of securities loaned................................................................................  2,873,142,220
Cash and cash equivalents..................................................................      9,405,825
Receivables:
 Interest..................................................................................      9,907,557
 Dividends.................................................................................      3,613,091
 Securities lending income.................................................................         75,334
Prepaid expenses...........................................................................         59,950
                                                                                            --------------
   Total Assets............................................................................ $2,896,203,977
                                                                                            ==============
LIABILITIES:
Due to Adviser (Note 2)....................................................................      3,369,908
Due to Administrator (Note 2)..............................................................        863,023
Dividends payable on common stock..........................................................     17,503,580
Interest payable on remarketed preferred stock.............................................        377,963
Accrued expenses...........................................................................        893,316
Payable for securities lending broker rebates..............................................        214,988
Commercial paper outstanding (Note 6)......................................................    198,974,940
Payable upon return of securities on loan..................................................    435,720,120
Remarketed preferred stock ($.001 par value; 100,000,000 shares authorized and 5,000 shares
  issued and outstanding, liquidation preference $100,000 per share) (Note 5)..............    500,000,000
                                                                                            --------------
   Total Liabilities....................................................................... $1,157,917,838
                                                                                            --------------
CAPITAL:
Common stock ($.001 par value; 250,000,000 shares authorized and 218,794,755 shares issued
  and outstanding) (Note 4)................................................................        218,795
Paid-in surplus (Note 4)...................................................................  1,961,812,420
Accumulated net realized loss on investments...............................................   (396,512,425)
Distributions in excess of book net investment income......................................    (12,501,788)
Net unrealized appreciation (depreciation) on investments and foreign currency translation.    185,269,137
                                                                                            --------------
   Net assets applicable to common stock (equivalent to $7.94 per share based on
     218,794,755 shares outstanding).......................................................  1,738,286,139
                                                                                            --------------
   Total Liabilities and Capital........................................................... $2,896,203,977
                                                                                            ==============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                            STATEMENT OF OPERATIONS
                     For the year ended December 31, 2003


INVESTMENT INCOME:
 Interest........................................................................... $ 34,221,737
 Dividends (less withholding tax of $710,701).......................................  154,884,670
 Securities lending income, net.....................................................    1,005,149
                                                                                     ------------
   Total investment income..........................................................  190,111,556

EXPENSES:
 Management fees (Note 2)...........................................................   13,069,523
 Remarketed preferred stock interest expense (Note 5)...............................    6,008,643
 Commercial paper interest expense (Note 6 )........................................    2,802,060
 Administrative fees (Note 2).......................................................    3,363,980
 Transfer agent fees................................................................      474,500
 Custodian fees.....................................................................      511,000
 Remarketing agent fees.............................................................    1,267,360
 Shareholder reports................................................................      716,400
 Professional fees..................................................................      633,900
 Directors' fees (Note 2)...........................................................      590,200
 Other expenses.....................................................................    1,049,818
                                                                                     ------------
   Total expenses...................................................................   30,487,384
                                                                                     ------------
   Net investment income............................................................  159,624,172
                                                                                     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized loss on investments...................................................  (26,744,282)
 Net change in unrealized appreciation (depreciation) on investments and foreign currency translation.............................................................  159,347,831
                                                                                     ------------
 Net realized and unrealized gain...................................................  132,603,549
                                                                                     ------------
   Net increase in net assets applicable to common shares resulting from operations. $292,227,721
                                                                                     ============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                          For the year    For the year
                                                                             ended           ended
                                                                          December 31,    December 31,
                                                                              2003            2002
                                                                         --------------  --------------

FROM OPERATIONS:
 Net investment income.................................................. $  159,624,172  $  169,842,194
 Net realized gain (loss)...............................................    (26,744,282)   (299,216,873)
 Net change in unrealized appreciation/(depreciation) on investments and
   foreign currency translation.........................................    159,347,831     (87,406,287)
 Distributions to preferred shareholders from net investment income.....             --      (8,213,811)
                                                                         --------------  --------------
   Net increase (decrease) in net assets applicable to common stock
     resulting from operations..........................................    292,227,721    (224,994,777)

DISTRIBUTIONS TO COMMON STOCKHOLDERS FROM:
 Net investment income--(Note 3)........................................   (173,011,472)   (167,637,718)
                                                                         --------------  --------------
   Total distributions to common stockholders...........................   (173,011,472)   (167,637,718)

FROM CAPITAL STOCK TRANSACTIONS (Note 4):
 Shares issued to common stockholders from dividend reinvestment........     26,099,457      25,906,297
                                                                         --------------  --------------
 Net increase in net assets derived from capital share transactions.....     26,099,457      25,906,297
                                                                         --------------  --------------
   Total increase (decrease)............................................    145,315,706    (366,726,198)

TOTAL NET ASSETS APPLICABLE TO COMMON STOCK:
 Beginning of year......................................................  1,592,970,433   1,959,696,631
                                                                         --------------  --------------
 End of year (including distributions in excess of book net investment income of $12,501,788, and $2,418,188, respectively)................. $1,738,286,139  $1,592,970,433
                                                                         ==============  ==============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                            STATEMENT OF CASH FLOWS
                     For the year ended December 31, 2003

Cash Flows From (For):
OPERATING ACTIVITIES

 Interest received....................................................... $    35,463,796
 Income dividends received...............................................     155,054,191
 Securities lending income, net..........................................       1,041,571
 Operating expenses paid (excluding interest and dividends)..............     (21,246,985)
 Interest paid to preferred shareholders.................................      (6,204,410)
 Interest paid on commercial paper.......................................      (3,458,008)
                                                                          ---------------
   Net cash provided by operating activities...........................................    $ 160,650,155
INVESTING ACTIVITIES
 Purchase of investment securities.......................................  (5,612,135,353)
 Proceeds from sale/redemption of investment securities..................   5,582,957,978
 Return of capital on investments........................................       1,957,814
 Long-term capital gains dividends received..............................       1,475,166
 Amortization of premiums and discounts on debt securities...............      11,594,076
                                                                          ---------------
   Net cash used in investing activities...............................................      (14,150,319)
FINANCING ACTIVITIES
 Dividends paid..........................................................    (169,558,911)
 Proceeds from issuance of common stock under dividend reinvestment
   plan..................................................................      26,099,457
 Change in net proceeds from issuance of commercial paper................       1,019,501
                                                                          ---------------
   Net cash used in financing activities...............................................     (142,439,953)
                                                                                           -------------
Net increase in cash and cash equivalents.................................................     4,059,883
Cash and cash equivalents--beginning of year..............................................     5,345,942
                                                                                           -------------
Cash and cash equivalents--end of year.................................................... $   9,405,825
                                                                                           =============
Reconciliation of net investment income to net cash provided by operating activities:
 Net investment income...................................................................  $ 159,624,172
 Adjustments to reconcile net investment income to net cash provided by operating activities:
   Decrease in interest receivable.......................................       1,242,059
   Decrease in dividends receivable......................................         169,521
   Decrease in accrued expenses..........................................        (422,019)
   Decrease in other receivable..........................................          36,422
                                                                          ---------------
     Total adjustments...............................................................          1,025,983
                                                                                           -------------
Net cash provided by operating activities................................................. $ 160,650,155
                                                                                           =============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 2003

(1) SIGNIFICANT ACCOUNTING POLICIES:

   DNP SELECT INCOME FUND INC. (the "Fund") was incorporated under the laws of the State of Maryland on November 26, 1986. The Fund commenced operations on January 21, 1987, as a closed-end diversified management investment company registered under the Investment Company Act of 1940. The primary investment objectives of the Fund are current income and long-term growth of income. Capital appreciation is a secondary objective.

   The following are the significant accounting policies of the Fund:

      (a) The market values for securities are determined as follows: Equity securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Fixed income securities and any other securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis, which approximates market value.

      (b) No provision is made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and has made such distributions to its shareholders deemed necessary to be relieved of all Federal income taxes under provisions of current Federal tax law. The Fund intends to utilize provisions of Federal income tax laws which allow a realized capital loss to be carried forward for eight years following the year of loss and offset such losses against any future realized gains. At December 31, 2003, the Fund had tax capital loss carry forwards of $387,291,560 of which $49,518,674 will expire in 2007; $126,699,370 will expire in 2010 and $211,073,516 will expire in 2011.

      At December 31, 2003, on a tax basis, the Fund had undistributed net investment income of $6,008,643; and based on a $2,712,873,413 tax cost of investments, gross unrealized appreciation of $253,248,708 and gross unrealized depreciation of $92,979,901. The difference between the book basis and tax basis of distributable earnings are primarily a result of tax deferral of wash sale losses, the accretion of market discount and amortization of premiums.

      (c) Security transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income and expense are recognized on the accrual basis. Discounts and premiums on securities are amortized over the lives of the respective securities for book purposes. Discounts and premiums are not amortized for tax purposes.

      (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                          DNP SELECT INCOME FUND INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               December 31, 2003


      (e) The Fund has adopted Statement of Financial Accounting Standards No. 150 ("FAS 150") "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity" in 2003, which requires mandatorily redeemable preferred stock to be reclassified as a liability on the statement of assets and liabilities and the related dividends as an expense on the statement of operations. (See Note 5) Prior year amounts have not been restated. The adoption of FAS 150 had no impact on the net asset value of the common stock of the Fund.

(2) MANAGEMENT ARRANGEMENTS:

   The Fund has engaged Duff & Phelps Investment Management Co. (the "Adviser") to provide professional investment management services for the Fund and has engaged J. J. B. Hilliard, W. L. Lyons, Inc. (the "Administrator") to provide administrative and management services for the Fund. The Adviser receives a quarterly fee at an annual rate of .60% of the average weekly net assets of the Fund up to $1.5 billion and .50% of average weekly net assets in excess thereof. The Administrator receives a quarterly fee at annual rates of .25% of average weekly net assets up to $100 million, .20% of average weekly net assets from $100 million to $1 billion, and .10% of average weekly net assets over $1 billion. For purposes of the foregoing calculations, "average weekly net assets" is defined as the sum of (i) the aggregate net asset value of the Fund's common stock (ii) the aggregate liquidation preference of the Fund's preferred stock and (iii) the aggregate proceeds to the Fund of commercial paper issued by the Fund. Directors of the Fund not affiliated with the Adviser receive a fee of $25,000 per year plus $2,000 per board meeting, plus $1,500 per committee meeting attended. Committee Chairmen receive an additional fee of $5,000 per year. Total fees paid to directors for the year ended December 31, 2003 were $452,695.

(3) DIVIDENDS:

   The Board of Directors has authorized the following distributions to common stockholders from investment income in 2003:

                           Record  Payable  Dividend
                            Date    Date    Per Share
                          -------- -------- ---------
                          01-31-03 02-10-03   $.065
                          02-28-03 03-10-03    .065
                          03-31-03 04-10-03    .065
                          04-30-03 05-12-03    .065
                          05-30-03 06-10-03    .065
                          06-30-03 07-10-03    .065

                           Record  Payable  Dividend
                            Date    Date    Per Share
                          -------- -------- ---------
                          07-31-03 08-11-03   $.065
                          08-29-03 09-10-03    .065
                          09-30-03 10-10-03    .065
                          10-31-03 11-10-03    .065
                          11-28-03 12-10-03    .065
                          12-31-03 01-12-04    .080

The tax basis for all distributions was ordinary income.

                          DNP SELECT INCOME FUND INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               December 31, 2003


(4) CAPITAL STOCK TRANSACTIONS:

   The Fund may purchase shares of its own stock in open market or private transactions, from time to time and in such amounts and at such prices (not exceeding $100,000 plus accumulated and unpaid dividends in the case of the Fund's remarketed preferred stock and less than net asset value in the case of the Fund's common stock) as management may deem advisable. Since any such purchases of the Fund's common stock would be made at prices below net asset value, they would increase the net asset value per share of the remaining shares of common stock outstanding. The Fund has not purchased any shares of its common stock.

   Transactions in common stock and paid-in surplus during 2003 and 2002 were as follows:

                                                Shares        Amount
                                              ----------- --------------
        For the year ended December 31, 2003:
           Beginning capitalization.......... 216,169,515 $1,935,931,757
           Dividend reinvestment.............   2,625,240     26,099,457
                                              ----------- --------------
               Total capitalization.......... 218,794,755 $1,962,031,214
                                              =========== ==============
        For the year ended December 31, 2002:
           Beginning capitalization.......... 213,521,241 $1,910,025,460
           Dividend reinvestment.............   2,648,274     25,906,297
                                              ----------- --------------
               Total capitalization.......... 216,169,515 $1,935,931,757
                                              =========== ==============

(5) REMARKETED PREFERRED STOCK:

   In 1988, the Fund issued 5,000 shares of Remarketed Preferred Stock ("RP") in five series of 1,000 shares each at a public offering price of $100,000 per share. The underwriting discount and other expenses incurred in connection with the issuance of the RP were recorded as a reduction of paid-in surplus on common stock. Dividends on the RP are cumulative at a rate which was initially established for each series at its offering. Since the initial offering of each series, the dividend rate on each series has been reset every 49 days by a remarketing process. Dividend rates ranged from 0.939% to 1.430% during the year ended December 31, 2003.

   The RP is redeemable at the option of the Fund on any dividend payment date at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the RP, and the RP is subject to mandatory redemption if that asset coverage is not maintained. Each series of RP is also subject to mandatory redemption on a date certain as follows: Series A--November 28, 2012; Series B--November 18, 2015; Series C--November 7, 2018; Series D--December 22, 2021; and Series E--December 11, 2024.

   In general, the holders of the RP and of the Common Stock have equal voting rights of one vote per share, except that the holders of the RP, as a class, vote to elect two members of the Board of Directors, and separate class votes are required on certain matters that affect the respective interests of the RP and the Common Stock.

                          DNP SELECT INCOME FUND INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               December 31, 2003


(6) COMMERCIAL PAPER:

   The Board of Directors has authorized the Fund to issue up to $200,000,000 of Commercial Paper Notes (the "Notes") in minimum denominations of $100,000 with maturities up to 270 days. The Notes generally will be sold on a discount basis, but may be sold on an interest-bearing basis. The Notes are not redeemable by the Fund nor are they subject to voluntary prepayment prior to maturity. The aggregate amount of Notes outstanding changes from time to time. The Notes are unsecured, general obligations of the Fund. The Fund has entered into a credit agreement to provide liquidity. The Fund is able to request loans under the credit agreement of up to $100,000,000 at any one time, subject to certain restrictions. Interest rates on the Notes ranged from 1.12% to 1.40% during the year ended December 31, 2003. At December 31, 2003, the Fund had Notes outstanding of $198,974,940.

(7) INVESTMENT TRANSACTIONS:

   For the year ended December 31, 2003, purchases and sales of investment securities (excluding short-term securities) were $5,432,737,853 and $5,417,975,023, respectively.

   The Fund may lend portfolio securities to a broker/dealer. Loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The Fund receives a portion of the income earned on the securities held as collateral and continues to earn income on the loaned securities. Security loans are subject to the risk of failure by the borrower to return the loaned securities in which case the Fund could incur a loss. At December 31, 2003, the Fund had loaned portfolio securities with a market value of $420,347,640 to a broker/dealer and received $435,720,120 of cash collateral. This cash was invested in securities as shown in the Schedule of Investments.

                          DNP SELECT INCOME FUND INC.

                             FINANCIAL HIGHLIGHTS

   The table below provides information about income and capital changes for a share of common stock outstanding throughout the periods indicated:

                                                             For the year ended December 31
                                              -----------------------------------------------------------
                                                 2003         2002        2001        2000         1999
                                              ----------  ----------   ----------  ----------  ----------
Net asset value:
 Beginning of year........................... $     7.37  $     9.18   $    10.51  $     8.77  $    10.36
                                              ----------  ----------   ----------  ----------  ----------
Net investment income (1)....................       0.75        0.79         0.77        0.88        0.89
Net realized gain (loss) and change in
  unrealized appreciation/(depreciation) on
  investments................................       0.62       (1.78)       (1.23)       1.76       (1.59)
Dividends on preferred stock from net
  investment income (1)......................         --       (0.04)       (0.08)      (0.11)      (0.10)
                                              ----------  ----------   ----------  ----------  ----------
Total from investment operations applicable
  to common stock............................       1.37       (1.03)       (0.54)       2.53       (0.80)
Dividends on common stock from net
  investment income..........................      (0.80)      (0.78)       (0.79)      (0.79)      (0.79)
                                              ----------  ----------   ----------  ----------  ----------
Net asset value:
 End of year................................. $     7.94  $     7.37   $     9.18  $    10.51  $     8.77
                                              ==========  ==========   ==========  ==========  ==========
Per share market value:
 End of year................................. $    10.96  $     9.90   $    11.06  $    10.50  $     8.31
Ratio of expenses to average net assets
  applicable to common stock (1).............       1.89%       1.44%        1.57%       1.79%       1.66%
Ratio of net investment income to average net
  assets applicable to common stock (1)......       9.88%       9.63%        8.63%       9.73%       9.40%
Total investment return on market value......      19.82%      (3.04%)      13.67%      37.37%     (19.85%)
Portfolio turnover rate......................     242.69%     197.27%      213.48%     229.70%     223.78%
Net assets applicable to common stock, end of
  year (000s omitted)........................ $1,738,286  $1,592,970   $1,959,697  $2,216,014  $1,828,128

--------
(1)Upon the adoption of FAS 150 (See Note (e)) in 2003, dividends on preferred stock are included in interest expense and are part of net investment income. Absent this change in accounting, per share net investment income and dividends on preferred stock from net investment income would have been $.78 and $.03, respectively and the ratios of expenses and net investment income to average net assets applicable to common stock would have been 1.51% and 10.25%, respectively.

Information about Directors and Officers of the Fund

   Set forth below are the names and certain biographical information about the directors and officers of the Fund. Directors are divided into three classes and are elected to serve staggered three-year terms. Except as indicated in the table, directors are elected by the holders of the Fund's common stock. The officers are elected at the annual meeting of the board of directors of the Fund.

         Name,            Position with the Fund,
        Address            Length of Time Served          Principal Occupation During Past 5 Years
        and Age             and Term of Office                     and Other Affiliations
        -------           -----------------------         ----------------------------------------

Interested Director of the Fund

Claire V. Hansen*...... Chairman and Director       Senior Advisor to the Board of Directors, Phoenix
55 East Monroe Street   since January 1987          Investment Partners, Ltd. since November 1995;
Chicago, Illinois 60603 Current term expires 2005   President and Chief Executive Officer, DNP Select
Age 78                                              Income Fund Inc. January 2000-February 2001;
                                                    Senior Advisor to the Board of Directors, Duff &
                                                    Phelps Corporation, 1988-November 1995
                                                    (Chairman of the Board, 1987-1988; Chairman of the
                                                    Board and Chief Executive Officer prior thereto);
                                                    Chairman of the Board, Duff & Phelps Investment
                                                    Management Co., 1985-1987

Independent Directors of the Fund

Franklin A. Cole....... Director since January 1989 Chairman, Croesus Corporation (private management
54 West Hubbard Street  Current term expires 2004   and investment company); formerly Chairman and
Chicago, Illinois 60610                             Chief Executive Officer, Amerifin Corporation
Age 77                                              (formerly named Walter E. Heller International
                                                    Corporation)

Gordon B. Davidson..... Director since January 1989 Of Counsel, Wyatt, Tarrant & Combs (law firm)
PNC Plaza               Current term expires 2004   since September 1995 (Chairman of the Executive
Louisville, Kentucky                                Committee prior thereto); retired Director, BellSouth
40202                                               Corp.; former Chairman of the Board and Director,
Age 77                                              Trans Financial Advisers, Inc.

Connie K. Duckworth.... Director since April 2002   Partner, Eight Wings Enterprises (investor in early-
77 Stone Gate Lane      Current term expires 2005   stage businesses) since December 2001; Advisory
Lake Forest, Illinois                               Director, Goldman, Sachs & Company, December
60045                                               2000-December 2001 (Managing Director, December
Age 49                                              1996-December 2000, Partner 1990-1996, Chief
                                                    Operating Officer of Firmwide Diversity Committee
                                                    1990-1995); Member, Circle Financial Group LLC
                                                    (private investment company); Chair (2003),
                                                    Policyowners' Examining Committee, Northwestern
                                                    Mutual Life Insurance Company; Founder and
                                                    President, Arzu, Inc. (nonprofit corporation created
                                                    to raise awareness of Afghan women through sale of
                                                    homemade rugs)

          Name,             Position with the Fund,
         Address             Length of Time Served          Principal Occupation During Past 5 Years
         and Age              and Term of Office                     and Other Affiliations
         -------            -----------------------         ----------------------------------------

Robert J. Genetski**..... Director since April 2001   President, Robert Genetski & Associates, Inc.
195 North Harbor Drive    Current term expires 2004   (economic and financial consulting firm) since 1991;
Chicago, Illinois 60601                               Senior Managing Director, Chicago Capital, Inc.
Age 61                                                (financial services firm) 1995-2001; former Senior
                                                      Vice President and Chief Economist, Harris Trust &
                                                      Savings Bank; author of several books; regular
                                                      contributor to the Nikkei Financial Daily

Francis E. Jeffries***... Director since January 1987 Retired Chairman, Phoenix Investment Partners, Ltd.
8477 Bay Colony Drive     Current term expires 2004   since May 1997 (Chairman, November 1995-May
Naples, Florida 34108                                 1997); Chairman and Chief Executive Officer, Duff &
Age 73                                                Phelps Corporation, June 1993-November 1995
                                                      (President and Chief Executive Officer, January
                                                      1992-June 1993); Chairman of the Board, Duff &
                                                      Phelps Investment Management Co. 1988-1993;
                                                      Director, The Empire District Electric Company

Nancy Lampton**.......... Director since October 1994 Chairman and Chief Executive Officer, Hardscuffle
3 Riverfront Plaza        Current term expires 2006   Inc. (insurance holding company) since January
471 West Main Street                                  2000; Chairman and Chief Executive Officer,
Louisville, Kentucky                                  American Life and Accident Insurance Company of
40202                                                 Kentucky since 1971; Director, Constellation Energy
Age 61                                                Group, Inc. (public utility holding company),
                                                      Advisor, Thorium Power Corporation (designer of
                                                      non-proliferative fuel for nuclear energy needs)

Christian H. Poindexter.. Director since May 2003     Retired Chairman and Chief Executive Officer,
1997 Annapolis Exchange   Current term expires 2006   Constellation Energy Group, Inc. (public utility
Pkwy.                                                 holding company) (Executive Committee Chairman,
Annapolis, Maryland 21401                             July 2002-March 2003; Chairman of the Board,
Age 65                                                April 1999-July 2002; Chief Executive Officer, April
                                                      1999-October 2001; President, April 1999-October
                                                      2000); Chairman, Baltimore Gas and Electric
                                                      Company, January 1993-July 2002 (Chief Executive
                                                      Officer, January 1993-July 2000; President, March
                                                      1998-October 2000; Director, 1988-2003); Director,
                                                      Mercantile Bankshares Corporation (bank holding
                                                      company); Director, The Baltimore Life Insurance
                                                      Company

         Name,            Position with the Fund,
        Address            Length of Time Served           Principal Occupation During Past 5 Years
        and Age             and Term of Office                      and Other Affiliations
        -------           -----------------------          ----------------------------------------

Carl F. Pollard........ Director since April 2002    Owner, Hermitage Farm L.L.C. (Thoroughbred
10500 W. U.S. Hwy 42    Current term expires 2005    breeding) since January 1995; Chairman, Columbia
Goshen, Kentucky 40026                               Healthcare Corporation 1993-1994; Chairman and
Age 65                                               Chief Executive Officer, Galen Health Care, Inc.
                                                     March-August 1993; President and Chief Operating
                                                     Officer, Humana Inc. 1991-1993 (previously Senior
                                                     Executive Vice President, Executive Vice President
                                                     and Chief Financial Officer); Chairman and Director,
                                                     Churchill Downs Incorporated; Director, Breeders'
                                                     Cup Limited

David J. Vitale........ Director since April 2000    Chief Administrative Officer, Chicago Public
125 South Clark Street  Current term expires 2006    Schools since April 2003; Private investor November
16th Floor                                           2002-April 2003; President and Chief Executive
Chicago, Illinois 60603                              Officer, Board of Trade of the City of Chicago, Inc.,
Age 57                                               March 2001-November 2002; Retired executive
                                                     1999-2001; Vice Chairman and Director, Bank One
                                                     Corporation, 1998-1999; Vice Chairman and
                                                     Director, First Chicago NBD Corporation, and
                                                     President, The First National Bank of Chicago,
                                                     1995-1998; Vice Chairman, First Chicago
                                                     Corporation and The First National Bank of Chicago,
                                                     1993-1998 (Director, 1992-1998; Executive Vice
                                                     President, 1986-1993); Director, Ariel Capital
                                                     Management, Inc., Ark Investment Management and
                                                     Wheels, Inc.

Officers of the Fund (other than the Chairman, for whom see above)

Nathan I. Partain...... President and Chief          Executive Vice President, Duff & Phelps Investment
55 East Monroe Street   Executive Officer, since     Management Co. since January 1997; Director of
Chicago, Illinois 60603 February 2001 (Executive     Utility Research, Phoenix Investment Partners, Ltd.,
Age 47                  Vice President, Chief        1989-1996 (Director of Equity Research, 1993-1996
                        Investment Officer and       and Director of Fixed Income Research, 1993);
                        Assistant Secretary, April   Director, Otter Tail Corporation
                        1998-February 2001;
                        Senior Vice President, Chief
                        Investment Officer and
                        Assistant Secretary,
                        January-April 1998; Senior
                        Vice President and Assistant
                        Secretary, January 1997-
                        January 1998)

         Name,            Position with the Fund,
        Address            Length of Time Served           Principal Occupation During Past 5 Years
        and Age             and Term of Office                      and Other Affiliations
        -------           -----------------------          ----------------------------------------

T. Brooks Beittel...... Secretary and Senior Vice   Senior Vice President, Duff & Phelps Investment
55 East Monroe Street   President, since January    Management Co. since 1993 (Vice President 1987-
Chicago, Illinois 60603 1995; Treasurer, January    1993)
Age 53                  1995-September 2002

Michael Schatt......... Senior Vice President since Senior Vice President, Duff & Phelps Investment
55 East Monroe Street   April 1998 (Vice President, Management Co. since January 1997; Managing
Chicago, Illinois 60603 January 1997-April 1998)    Director, Phoenix Investment Partners, Ltd., 1994-
Age 56                                              1996

Joseph C. Curry, Jr.... Treasurer since September   Senior Vice President, J.J.B. Hilliard, W.L. Lyons,
Hilliard Lyons Center   2002; Vice President since  Inc. since 1994 (Vice President 1982-1994); Vice
Louisville, Kentucky    April 1988                  President Hilliard Lyons Trust Company; President,
40202                                               Hilliard-Lyons Government Fund, Inc.; Vice
Age 59                                              President, Treasurer and Secretary, Hilliard Lyons
                                                    Growth Fund, Inc.; Treasurer, Senbanc Fund

Dianna P. Wengler...... Assistant Secretary since   Vice President, J.J.B. Hilliard, W.L. Lyons, Inc. since
Hilliard Lyons Center   April 1988                  1990; Vice President, Hilliard-Lyons Government
Louisville, Kentucky                                Fund, Inc.; Assistant Secretary, Hilliard Lyons
40202                                               Growth Fund, Inc.
Age 43

--------
  *Mr. Hansen is deemed to be an "interested person" of the Fund under the Investment Company Act of 1940 (the "1940 Act") because of his positions with the Fund and with Phoenix Investment Partners, Ltd., parent company of the Fund's investment adviser.
 **Elected by the holders of the Fund's preferred stock.
***Mr. Jeffries oversees 28 portfolios in the fund complex to which the Fund belongs, which consists of all registered investment companies that have an investment adviser that is an "affiliated person" (as defined in the 1940
   Act) of the Fund's investment adviser.

                               -----------------

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund's web site, dnpselectincome.com. This information will also be available after April 30, 2004 on the SEC's web site, www.sec.gov.

Board of Directors

FRANKLIN A. COLE

GORDON B. DAVIDSON

CONNIE K. DUCKWORTH

ROBERT J. GENETSKI

CLAIRE V. HANSEN, CFA

FRANCIS E. JEFFRIES, CFA

NANCY LAMPTON

CHRISTIAN H. POINDEXTER

CARL F. POLLARD

DAVID J. VITALE

Officers

CLAIRE V. HANSEN, CFA
Chairman

NATHAN I. PARTAIN, CFA
President and
Chief Executive Officer

T. BROOKS BEITTEL, CFA
Senior Vice President
and Secretary

MICHAEL SCHATT
Senior Vice President

JOSEPH C. CURRY, JR.
Vice President and Treasurer

DIANNA P. WENGLER
Assistant Secretary

DNP Select
Income Fund Inc.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(312) 368-5510

Shareholder inquiries please contact

Transfer Agent
Dividend Disbursing
Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
(877) 381-2537

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(888) 878-7845

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
190 South LaSalle Street
Chicago, Illinois 60603

Independent Auditors

Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

                                                                     DNP Select
                                                               Income Fund Inc.

                                                               Annual Report

                                                               December 31, 2003


                                    [GRAPHIC]

                                      4th

ITEM 2.   CODE OF ETHICS.

          As of the end of the period covered by this report, the registrant has adopted a Code of Business Conduct and Ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant's principal financial officer also performs the functions of principal accounting officer.

          The text of the registrant's Code of Business Conduct and Ethics is posted on the registrant's web site at www.dnpselectincome.com. In the event that the registrant makes any amendment to or grants any waiver from the provisions of its Code of Business Conduct and Ethics, the registrant intends to disclose such amendment or waiver on its web site within five business days.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          The registrant's board of directors has determined that three members of its audit committee, Christian H. Poindexter, Carl F. Pollard and David
     J. Vitale, are audit committee financial experts and that each of them is "independent" for purposes of this Item.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          The information required by this Item is incorporated by reference from the section captioned "Audit and Non-Audit Fees" in the registrant's definitive proxy statement filed within 120 days after the end of the fiscal year covered by this report.

ITEM 5    AUDIT COMMITTEE OF LISTED REGISTRANTS.

          The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (the "Exchange Act"). The members of the committee are Connie K. Duckworth, Robert J. Genetski, Christian H. Poindexter, Carl F. Pollard and David J. Vitale.


ITEM 6.   [RESERVED]


ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
          FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                      PROXY VOTING POLICIES AND PROCEDURES
                              Adopted May 13, 2003

I. Definitions. As used in these Policies and Procedures, the following terms shall have the meanings ascribed below:

     A.   "Adviser" refers to Duff & Phelps Investment Management Co. ("DPIM").

     B. "corporate governance matters" refers to changes involving the corporate ownership or structure of an issuer whose securities are within a portfolio holding, including changes in the state of incorporation, changes in capital structure, including increases and decreases of capital and preferred stock issuance, mergers and other corporate restructurings, and anti-takeover provisions such as staggered boards, poison pills, and supermajority voting provisions.

     C. "Delegate" refers to the Adviser, any proxy committee to which the Adviser delegates its responsibilities hereunder and any qualified, independent organization engaged by the Adviser to vote proxies on behalf of the Fund.

     D. "executive compensation matters" refers to stock option plans and other executive compensation issues.

     E.   "Fund" refers to DNP Select Income Fund Inc.

     F. "portfolio holding" refers to any company or entity whose securities are held within the investment portfolio of the Fund as of the date a proxy is solicited.

     G. "proxy contests" refer to any meeting of shareholders of an issuer for which there are at least two sets of proxy statements and proxy cards, one solicited by management and the others by a dissident or group of dissidents.

     H.   "social issues" refers to social, political and environmental issues.

     I. "takeover" refers to "hostile" or "friendly" efforts to effect radical change in the voting control of the board of directors of a company.

II. General policy. It is the intention of the Fund to exercise stock ownership rights in portfolio holdings in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Fund. Accordingly, the Fund or its Delegate(s) shall endeavor to analyze and vote all proxies that are considered likely to have financial implications, and, where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Fund and its Delegate(s) must also identify potential or actual conflicts of interests in voting proxies and address any such conflict of interest in accordance with these Policies and Procedures.

III. Factors to consider when voting.

     A. The Delegate may abstain from voting when it concludes that the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant.

     B. In analyzing anti-takeover measures, the Delegate shall vote on a case-by-case basis taking into consideration such factors as overall long-term financial performance of the target company relative to its industry competition. Key measures which shall be considered include, without limitation, five-year annual compound growth rates for sales, operating income, net income, and total shareholder returns (share price appreciation plus dividends). Other financial indicators that will be considered include margin analysis, cash flow, and debt levels.

     C. In analyzing proxy contests for control, the Delegate shall vote on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

     D. In analyzing contested elections for director, the Delegate shall vote on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. The Delegate shall also consider the independence and attendance record of board and key committee members. A review of the corporate governance profile shall be completed highlighting entrenchment devices that may reduce accountability.

     E. In analyzing corporate governance matters, the Delegate shall vote on a case-by-case basis taking into consideration such factors as tax and economic benefits associated with amending an issuer's state of incorporation, dilution or improved accountability associated with changes in capital structure, management proposals to require a supermajority shareholder vote to amend charters and bylaws and bundled or "conditioned" proxy proposals.

     F. In analyzing executive compensation matters, the Delegate shall vote on a case-by-case basis taking into consideration such factors as executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

     G. The Delegate shall generally vote against shareholder proposals on social issues, except where the Delegate determines that a different position would be in the clear economic interests of the Fund and its shareholders.

IV.  Responsibilities of Delegates.

     A. In voting proxies on behalf of the Fund, each Delegate shall have a duty of care to safeguard the best interests of the Fund and its shareholders and to act in accordance with these Policies and Procedures.

     B. The Adviser may delegate its responsibilities hereunder to a proxy committee established from time to time by the Adviser and may engage one or more qualified, independent organizations to vote proxies on behalf of the Fund. The Adviser shall be responsible for the ensuring that any such Delegate is informed of and complies with these Policies and Procedures.

     C. No Delegate shall accept direction or inappropriate influence from any other client or third party, or from any director, officer or employee of any affiliated company, and shall not cast any vote inconsistent with these Policies and Procedures without obtaining the prior approval of the Board of Directors of the Fund or its duly authorized representative.

V.   Conflicts of interest

     A. The Fund and its Delegate(s) seek to avoid actual or perceived conflicts of interest in the voting of proxies for portfolio holdings between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other hand. The Board of Directors may take into account a wide array of factors in determining whether such a conflict exists, whether such conflict is material in nature, and how to properly address or resolve the same.

     B. While each conflict situation varies based on the particular facts presented and the requirements of governing law, the Board of Directors or its duly authorized representative may take the following actions, among others, or otherwise give weight to the following factors, in addressing material conflicts of interest in voting (or directing Delegates to vote) proxies pertaining to portfolio holdings:
          (i) vote pursuant to the recommendation of the proposing Delegate;
          (ii) abstain from voting; or (iii) rely on the recommendations of an established, independent third party with qualifications to vote proxies, such as Institutional Shareholder Services.

     C. The Adviser shall promptly notify the Board of Directors of the Fund promptly after becoming aware that any actual or potential conflict of interest exists and shall seek the Board of Directors' recommendations for protecting the best interests of Fund's shareholders. The Adviser shall not waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board of Directors or its duly authorized representative.

VI.  Miscellaneous.

     A. A copy of the current Proxy Voting Policies and Procedures and the voting records for the Fund, reconciling proxies with portfolio holdings and recording proxy voting guideline compliance and justification, shall be kept in an easily accessible place and available for inspection either physically or through electronic posting on an approved website.

     B. In the event that a determination, authorization or waiver under these Policies and Procedures is requested at a time other than a regularly scheduled meeting of the Board of Directors, the Chairman of the Audit Committee shall be the duly authorized representative of the Board of Directors with the authority and responsibility to interpret and apply these Policies and Procedures and shall provide a report of his or her determinations at the next following meeting of the Board of Directors.

     C. The Adviser shall present a report of any material deviations from this Statement of Policy at every regularly scheduled meeting of the Board of Directors and shall provide such other reports as the Board of Directors may request from time to time. The Adviser shall provide to the Fund or any shareholder a record of its effectuation of proxy voting pursuant to this Statement of Policy at such times and in such format or medium as the Fund shall reasonably request. The Adviser shall be solely responsible for complying with the disclosure and reporting requirements under applicable laws and regulations, including, without limitation, Rule 206(4)-6 under the Investment Advisers Act of 1940. The Adviser shall gather, collate and present information relating to the its proxy voting activities of those of each Delegate in such format and medium as the Fund shall determine from time to time in order for the Fund to discharge its disclosure and reporting obligations pursuant to Rule 30b1-4 under the Investment Company Act of 1940, as amended.

     D. The Adviser shall pay all costs associated with proxy voting for portfolio holdings pursuant to these Policies and Procedures and assisting the Fund in providing public notice of the manner in which such proxies were voted.

     E. In performing its duties hereunder, any Delegate may engage the services of a research and/or voting adviser, the cost of which shall be borne by such Delegate.

     F. These Policies and Procedures shall be presented to the Board of Directors annually for their amendment and/or approval.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable to annual reports for the period ended December 31, 2003.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Not applicable to annual reports for the period ended December 31, 2003.

ITEM 10   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

          (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

     (a)  Exhibit 99.CERT     Certifications pursuant to Section 302 of the
                              Sarbanes-Oxley Act of 2002

     (b)  Exhibit 99.906CERT  Certifications pursuant to Section 906 of the
                              Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            DNP SELECT INCOME FUND INC.

By (Signature and Title)*               /s/ Nathan I. Partain
                                        ----------------------------
                                        Nathan I. Partain
                                        President and Chief Executive Officer

Date                                    February 27, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Nathan I. Partain
                                        ----------------------------
                                        Nathan I. Partain
                                        President and Chief Executive Officer

Date                                    February 27, 2004

By (Signature and Title)*               /s/ Joseph C. Curry, Jr.
                                        ----------------------------
                                        Joseph C. Curry
                                        Vice President and Treasurer

Date                                    February 27, 2004

* Print the name and title of each signing officer under his or her signature.